Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Costs

A summary of related party costs for the three months and six months ended June 30, 2020 and 2019 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

Related party costs:
Cash-based	$27,000	$27,000	$54,000	$54,000
Stock-based	—	296,665	—	309,601
Total	$27,000	$323,665	$54,000	$363,601

A summary of related party costs for the years ended December 31, 2019 and 2018 is as follows:

	Years Ended December 31,
	2019	2018

Related party costs:
Cash-based	$48,000	$48,000
Stock-based	314,631	785,612
Total	$362,631	$833,612